                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6370

                 Van Kampen Pennsylvania Quality Municipal Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04


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VAN KAMPEN PENNSYLVANIA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


PAR
AMOUNT
(000)     DESCRIPTION                                                                       COUPON        MATURITY        VALUE
          MUNICIPAL BONDS    144.0%
          PENNSYLVANIA    142.8%
$2,000    Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg
          (AMT) (FGIC Insd)                                                                  5.750%       01/01/18     $  2,119,340
 1,000    Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                             5.125        03/01/32        1,001,390
 1,250    Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ                             5.250        03/01/32        1,263,025
 2,000    Allegheny Cnty, PA Port Auth Spl Rev Tran (Prerefunded @ 03/01/09)
          (MBIA Insd)                                                                        6.000        03/01/24        2,278,400
 1,300    Allegheny Cnty, PA Redev Auth Tax Increment Rev Robinson Mall Proj Ser A           7.000        11/01/17        1,389,388
 1,355    Allegheny Cnty, PA Residential Mtg Single Family Ser KK-2 (AMT)
          (GNMA Collateralized)                                                              5.750        05/01/33        1,385,881
 3,000    Allegheny Cnty, PA San Auth Swr (MBIA Insd)                                        5.500        12/01/30        3,131,400
 2,575    Allegheny Cnty, PA San Auth Swr Rev Ser A (FGIC Insd)                                  *        12/01/08        2,236,774
 2,380    Allegheny Cnty, PA San Auth Swr Rev Ser A (FGIC Insd)                                  *        06/01/09        2,014,932
 1,645    Allegheny Cnty, PA San Auth Swr Rev Ser A (FGIC Insd)                                  *        12/01/09        1,364,807
 3,000    Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp & Med Ctr Proj
          (Prerefunded @ 11/01/09) (FSA Insd)                                                6.000        11/01/29        3,475,650
   870    Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj Rfdg
          (AMT) (LOC: Paribas & Union Bk of CA Intl)                                         6.650        05/01/10          936,546
 2,000    Central Dauphin, PA Sch Dist (FSA Insd)                                            5.000        12/01/19        2,102,200
 1,000    Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Cent Rfdg      6.375        12/01/19        1,005,230
 1,000    Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Cent Rfdg      6.375        12/01/24          971,740
   835    Chichester Sch Dist PA Ser B (FGIC Insd)                                               *        09/01/05          819,578
   920    Chichester Sch Dist PA Ser B (FGIC Insd)                                               *        09/01/06          876,217
   765    Chichester Sch Dist PA Ser B (FGIC Insd)                                               *        03/01/07          713,324
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)                                               *        09/01/07        1,119,301
 1,190    Chichester Sch Dist PA Ser B (FGIC Insd)                                               *        03/01/08        1,063,717
 1,205    Chichester Sch Dist PA Ser B (FGIC Insd)                                               *        09/01/08        1,057,375
 1,220    Chichester Sch Dist PA Ser B (FGIC Insd)                                               *        09/01/09        1,022,628
 1,500    Crawford Cnty, PA Hosp Auth Sr Living Fac Rev Westbury Utd Methodist Cmnty         6.250        08/15/29        1,467,660
 2,000    Delaware Cnty, PA Auth College Cabrini College (Radian Insd)                       5.750        07/01/23        2,103,920
 2,295    Delaware Cnty, PA Auth College Neumann College Rfdg                                5.875        10/01/21        2,348,634
 1,000    Delaware Cnty, PA Auth First Mtg Rev Riddle Vlg Proj Rfdg                          6.875        06/01/16        1,006,960

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
1,000     Delaware Cnty, PA Auth Rev White Horse Vlg Proj Ser A Rfdg                         7.625        07/01/30        1,046,540
1,750     Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac (AMT) (FGIC Insd)                      6.000        06/01/29        1,884,435
2,500     Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Suburban Wtr (AMT) (AMBAC Insd)         5.350        10/01/31        2,538,650
1,230     Delaware Cnty, PA Regl Wtr Qual (MBIA Insd)                                        5.250        05/01/19        1,326,776
1,555     Delaware Cnty, PA Regl Wtr Qual (MBIA Insd)                                        5.250        05/01/22        1,648,036
2,500     Delaware Vly, PA Regl Fin Auth                                                     5.750        07/01/17        2,857,700
2,000     Downingtown, PA Area Sch Dist (FSA Insd)                                           5.250        04/01/15        2,159,540
3,535     Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg (FHA Gtd)                         7.000        08/01/22        3,712,104
2,000     Harrisburg, PA Res Gtd Sub Ser D-2 (FSA Insd)                                      5.000        12/01/33        2,142,680
1,000     Harveys Lake Genl Muni Auth PA College Rev College Misericordia Proj (ACA Insd)    6.000        05/01/19        1,040,920
2,925     Hempfield, PA Area Sch Dist (FGIC Insd)                                            5.375        02/15/17        3,178,013
2,595     Hempfield, PA Area Sch Dist (FGIC Insd)                                            5.375        02/15/19        2,798,474
1,000     Kennett, PA Cons Sch Dist Ser A (FGIC Insd)                                        5.250        02/15/19        1,070,620
1,000     Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group Ser A                            5.625        11/01/34        1,001,910
2,000     Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem                       5.375        08/15/33        1,856,160
2,310     Luzerne Cnty, PA Ser A (MBIA Insd)                                                 5.250        11/15/17        2,498,080
4,000     Luzerne Cnty, PA Ser A (MBIA Insd)                                                 5.250        11/15/25        4,156,320
3,000     Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)           5.350        07/01/26        3,104,340
2,500     Mercer Cnty, PA Indl Dev Auth Wtr Facs Philadelphia Sub Corp (AMT) (MBIA Insd)     6.000        07/01/30        2,678,400
1,000     Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                                  6.000        01/01/43        1,007,450
2,000     Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A         5.125        06/01/32        1,930,880
1,000     Montgomery Cnty, PA Indl Dev Auth Rev Res Rec Montenay Proj Ser A (MBIA Insd)      5.250        11/01/14        1,103,960
2,345     Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch Proj                                    5.800        03/01/25        2,398,091
1,000     Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser D (AMT)            7.150        12/01/18        1,034,470
2,500     Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 70A (AMT)                       5.900        04/01/31        2,570,600
2,000     Pennsylvania Hsg Fin Agy Single Family Mtg Ser 61A (AMT)                           5.500        04/01/29        2,032,620
2,450     Pennsylvania Hsg Fin Agy Single Family Mtg Ser 66A (AMT)                           5.650        04/01/29        2,487,975
1,350     Pennsylvania Hsg Fin Agy Single Family Mtg Ser 67A (AMT)                           5.900        10/01/30        1,379,808
3,000     Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                                 5.500        05/01/16        3,236,850
1,500     Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                                 6.000        05/01/24        1,598,490
1,750     Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                                 6.000        05/01/29        1,838,148
2,000     Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                               5.500        05/01/34        1,979,580
1,000     Pennsylvania St Higher Ed Fac Messiah College Ser AA3 (Radian Insd)                5.500        11/01/22        1,048,680
1,770     Pennsylvania St Higher Ed Fac Rev Thomas Jefferson Univ                            5.375        01/01/25        1,829,826

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
3,600     Pennsylvania St Higher Ed UPMC Hlth Sys Ser A (FSA Insd)                           5.000        08/01/29        3,587,256
3,000     Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                                      6.000        01/15/31        3,130,710
1,200     Pennsylvania St Tpk Commn Tpk Rev Ser A (AMBAC Insd)                               5.250        12/01/21        1,285,452
4,505     Pennsylvania St Tpk Commn Tpk Rev Ser T Rfdg (FGIC Insd)                           5.500        12/01/13        5,098,939
1,390     Pennsylvania St Univ Rfdg                                                          5.250        08/15/14        1,534,810
1,500     Philadelphia, PA (FSA Insd)                                                        5.250        09/15/25        1,545,990
5,000     Philadelphia, PA Auth for Indl Ser B (FSA Insd)                                    5.500        10/01/17        5,530,450
2,000     Philadelphia, PA Auth for Indl Ser B (FSA Insd)                                    5.125        10/01/26        2,029,580
1,000     Philadelphia, PA Auth Indl Dev Amern College of Physicians                         5.500        06/15/27        1,022,870
2,250     Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj Ser A (AMT)
          (FGIC Insd)                                                                        5.125        07/01/19        2,323,665
2,000     Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance 17th Ser (FSA Insd)                5.375        07/01/19        2,155,500
3,250     Philadelphia, PA Gas Wks Rev Second Ser (FSA Insd)                                 5.250        07/01/29        3,303,040
1,000     Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Chestnut Hill College               6.000        10/01/29          967,780
4,675     Philadelphia, PA Redev Auth Rev Neighborhood Trans A (FGIC Insd)                   5.250        04/15/12        5,166,763
1,905     Philadelphia, PA Redev Auth Rev Neighborhood Trans A (FGIC Insd)                   5.500        04/15/16        2,099,462
1,250     Philadelphia, PA Sch Dist Ser A (Prerefunded @ 02/01/11) (FSA Insd)                5.750        02/01/13        1,417,050
3,000     Philadelphia, PA Wtr & Wastewtr Rev Rfdg (MBIA Insd)                               5.625        06/15/08        3,306,630
4,000     Pittsburgh & Allegheny Cnty, PA Pub Auditorium Auth Regl Asset Dist Sales Tax
          (AMBAC Insd)                                                                       5.000        02/01/24        4,053,760
2,500     Pittsburgh, PA Ser A (AMBAC Insd)                                                  5.500        09/01/17        2,689,000
3,000     Pittsburgh, PA Ser A (Prerefunded @ 09/01/09) (FGIC Insd)                          5.750        09/01/22        3,357,990
1,000     Pittsburgh, PA Urban Redev Auth Cent Triangle Tax Increment Ser A                  6.100        05/01/19        1,067,170
1,860     Quaker Valley, PA Sch Dist (FSA Insd)                                              5.375        04/01/21        2,008,298
1,000     Southcentral, PA Gen Auth Rev Wellspan Hlth Oblig (MBIA Insd)                      5.375        05/15/28        1,025,760
1,000     State Pub Sch Bldg Auth Conneaut Sch Dist Proj (FGIC Insd)                         5.250        11/01/22        1,057,340
1,075     State Pub Sch Bldg Auth PA North Hampton Cnty Ser A Rfdg (AMBAC Insd)              5.000        03/01/20        1,116,861
2,545     Susquehanna Area Regl Arpt Auth Ser A (AMT) (AMBAC Insd)                           5.500        01/01/18        2,711,519
1,000     Susquehanna Area Regl Arpt Auth Ser A (AMT) (AMBAC Insd)                           5.000        01/01/28          981,690
1,500     Susquehanna Area Regl Arpt Auth Ser D                                              5.375        01/01/18        1,494,960
1,000     Union Cnty, PA Higher Ed Fac Auth Bucknell Univ Ser A                              5.250        04/01/19        1,071,450
2,155     Uniontown Area, PA Sch Dist Ser A (FSA Insd)                                       5.500        10/01/27        2,278,029
3,000     Uniontown Area, PA Sch Dist Ser A (FSA Insd)                                       5.500        10/01/30        3,160,020
1,500     Washington Cnty, PA Auth Rev Cap Fdg Proj & Equip Pgm (AMBAC Insd)                 6.150        12/01/29        1,720,845
2,500     Washington Cnty, PA Ser A (AMBAC Insd)                                             5.125        09/01/27        2,544,600
1,000     West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj                                6.250        01/01/32        1,018,620

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
1,230     Wilson, PA Sch Dist Second Ser (FSA Insd)                                          5.375        05/15/15        1,345,977
1,240     York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                            5.375        02/15/18        1,341,333
                                                                                                                      --------------
                                                                                                                        192,004,312
                                                                                                                      ==============

          U. S. VIRGIN ISLANDS    1.2%
1,500     Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                       6.500        10/01/24        1,686,855
                                                                                                                      --------------

TOTAL LONG-TERM INVESTMENTS    144.0%
   (Cost $183,164,396)                                                                                                  193,691,167

TOTAL SHORT-TERM INVESTMENTS 2.3%
   (Cost $3,000,000)                                                                                                      3,000,000
                                                                                                                      --------------

TOTAL INVESTMENTS    146.3%
   (Cost $186,164,396)                                                                                                  196,691,167

OTHER ASSETS IN EXCESS OF LIABILITIES    2.1%                                                                             2,855,358

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (48.4%)                                                           (65,057,698)
                                                                                                                      --------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $134,488,827
                                                                                                                      ==============

           Percentages are calculated as a percentage of net assets applicable to common shares.
*          Zero coupon bond

ACA        -  American Capital Access
AMBAC      -  AMBAC Indemnity Corp.
AMT        -  Alternative Minimum Tax
FGIC       -  Financial Guaranty Insurance Co.
FHA        -  Federal Housing Administration
FSA        -  Financial Security Assurance Inc.
GNMA       -  Government National Mortgage Association
LOC        -  Letter of Credit
MBIA       -  Municipal Bond Investors Assurance Corp.
Radian     -  Radian Asset Assurance

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004